Gain (loss) from Disposals of subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
gain (loss) of Disposaled subsidiaries
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	[1]	₩ (6,610)	₩ (256)	₩ 72
Fair value of Disposaled subsidiaries
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		1,473	4	160
Consideration received in cash
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		389	4	160
Net assets transferred due to liquidation
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		1,084	0	0
Carrying value of Disposaled subsidiaries
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		7,827	73	158
Cash and Cash Equivalents
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		1,656	97	175
Trade receivables
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		395	0	11
Inventories
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		2,801	0	0
Other non-financial assets
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		98	1	0
PP&E and intangible assets
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		3,812	2	0
Trade and other payables
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		(935)	(3)	(28)
Other non-financial liabilities
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		0	(24)	0
Realization of unrealized gain
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		0	(187)	70
Other comprehensive income (loss) (cumulative foreign currency translation of foreign operations)
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries		₩ 256	₩ 0	₩ 0

[1]	Gain (loss) on disposals of subsidiaries is included in the 'Gain (loss) on disposal of investments in subsidiaries' the consolidated statements of comprehensive income (loss).